Investment in Affiliates (Summary of Investment in Affiliates) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2017	Mar. 31, 2017
Investments in and Advances to Affiliates [Line Items]
Shares	¥ 539,053	¥ 485,386
Loans and others	55,377	38,848
Investment in Affiliates	¥ 594,430	¥ 524,234